UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

349 Ridgedale Avenue

East Hanover, NJ  07936

(Address of principal executive offices)

(Zip code)

David Y.S. Chiueh

349 Ridgedale Avenue

East Hanover, NJ  07936

 (Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

_____________________________________________________________________________________________

SEMI-ANNUAL REPORT

_____________________________________________________________________________

Upright Assets Allocation Plus Fund

____________________________________________________________________________________________

March 31, 2020

Upright Assets Allocation Plus Fund

____________________________________________________________________________________________

Letter to Shareholders…………………………………………………………………………………………3

Schedule of Investments ……………………………………………………………….……………………..7

Statement of Assets and Liabilities……………………………………………………………………………9

Statement of Operations…………………………………………………………………….……………..…10

Statements of Changes in Net Assets………………………………………………………….…………..…11

Financial Highlights……………………………………………………………………………………….....12

Notes to Financial Statements………………………………………………………………………………..13

Fund Expenses..………………………………………………………………………………………….…..16

Security Holdings by Industry Sector…………………………………………………………………….….17

Trustees and Officers………………………………………………………………………………………...18

Upright Assets Allocation Plus Fund

May 30, 2020

Dear Valued Shareholder:

We would like to present the semi-annual report of Upright Assets Allocation Plus Fund from October 1, 2019 to March 31, 2020.  The Fund decreased 1.06% while the Dow Jones US Total Stock Market Index (DWCF)  declined 0.14% for the same period.  We will look at the current market crash caused by the pandemic and three other crashes in recent history.  We will also discuss the future propsects of U.S. stocks and what investors should be focusing on going forward.

Market Review

The black swan that flew in early part of 2020 came with a vengeance – rapid and severe, trailing a distance behind the last big black swan in the 2008 financial tsunami. But the black swan that landed at the close of 2018 was also a considerable mid-sized one that caused 20% correction in the market.

There is currently no vaccine antidote for the new corona pneumonia, Covid-19.  Everyone is concerned if the U.S. economy will move towards the like of the Great Depression of 1929.

Will there be a repeat of the Great Depression of 1929?

The current stock market crash is more serious than in 1987, and the scale is close to 2008 (there is still a gap of about 15%). But the rapid decline is similar to the short term heavy damage in 1987.

I agree with former Bank of America President Bernanke that this time will not be the Great Depression of 1929 because the background and environment are different.  The media want to catch your attention so any headlines would not be considered overstated.

In the Great Depression of 1929, there were incorrect trading and monetary policies, and a complete regulations system was lacking. Companies at that time had no financial disclosure requirements, and with only 10% of funds can buy and sell stocks. After the three major US bills were passed in 1933, 1934, and 1940, the stock market disaster in the United States have rarely surpassed the 50% level. This time it is a sudden natural disaster, as well as a human disaster, and the slowdown of economic activities will be temporary.

How does one look at the stock market crash of 2020? How serious will it be?

We feel this market crash mirrors the new coronavirus, a mixed variant. To explain we will look at three crashes.

A) The stock market crash in 1987 lasted about six months, from high to low, with a decline of about 38%.

B) From 2000 to 2002, the high-tech bubble continued for three years with a drop or nearly 50% from high to low.

C) The 2008 financial tsunami lasted about a year, market went down nearly 50% from high to low. On an annual basis, the decline closed at 37%.

D) The stock market has currently declined 38% from high to low due to the new coronavirus in 2020, and it has only been one month.

With the data above, what type of images and thoughts conjure up in your mind? Like most people, one would think that the situation this time is more dire than in 1987. That year, the disaster was caused mainly by program trading, and circuit breaker mechanism was implemented as prevention. However, the crash this time led to panic in the market, and the mechanism to temporarily suspend transaction did not function effectively. As such, the crash should be closer to 50% decline, especially when the pandemic

Upright Assets Allocation Plus Fund

has not passed its peak in the U.S. and a vaccine has yet to be developed. This is a conjecture. Investment may not be so scientific.

Why did we not exit the market before the crash in February?

The standard answer was because none of us has a crystal ball. Not only that, another more important factor was because our heavyweight holdings in the portfolio started to climb and have not yet reached reasonable prices.

In the first two months of 2020, our account performed well, and the growth fund has grown by nearly 30%. The reason being the main holding, Himax, rose nearly 100%. The pharmaceutical stock TEVA also performed very well. In fact, in the past two years, several of our major holdings had gone in the opposite trend as the broader market. And they just started to perform in 2020. These companies believe that the growth momentum will gradually begin, which is consistent with our original judgment. It’s just that their performance in the past two years has been delayed!

It’s better late than never. Due to the stocks just emerging from the valley, there is still some distance before attaining their reasonable prices. This is the main reason why we did not sell. There is also a second reason – that the pandemic would be out of control in the U.S.!

What are the future prospects for U.S. stocks?

I) In terms of the forces driving economic growth

A temporary viral epidemic has made everyone think of the end of the world. All focusing on a short-term event while neglecting that the real forces driving the economic growth have been brewing for a long time. This is the fundamental factor that the fourth industrial revolution has begun.

This fourth industrial revolution that is about to affect human life again have been mentioned in our recent reports. The machine will start to think; (ears) have been installed to carry out human commands. It also has a (brain) such as deep learning artificial intelligence, and coupled with the increasingly mature and accurate (eyes) also known as 3D deep scanning. (In the past two years, the stock that did not grow and develop in our portfolio, while on the contrary encountered short-term headwind is Himax, the company that is the leading developer in this technology.)

Simply put, the fourth industrial revolution, the technological machine that can think, is based on three technologies.

A) Big Data – to give machines tremendous amount of knowledge

B) Artificial Intelligence – to allow machines deep learning, achieving independent judgment

C) Cloud – using big data to resolve issues of space

It can be said that the fourth industrial revolution has been developed by the process of the Internet, its applications expanded, such as the Internet of Things, self-driving cars, AR, artificial intelligence, etc., which will bring about tremendous changes to life.

II) In terms of raising the efficiency of the industries

The three core technologies of the Fourth Industrial Revolution, namely the big data, artificial intelligence, and the cloud, their applications have greatly improved the efficiency of the businesses. This is quite different from the order and background of the high-tech bubble in 2000. It was time of big ideas without practical applications, let alone overall improvement of industrial efficiency. Now the situation is completely different. Efficiency is reflected in the competitiveness of the enterprises, as well as continued growth in a company’s earnings. It can be said that the foundation laid in the past decade is in the brewing for an explosive fourth industrial revolution.

Upright Assets Allocation Plus Fund

Conclusion

The market crash brought on this time by the new coronavirus was sudden and severe. But the stocks were oversold. It is a rare opportunity for a company’s price to be reasonable or undersold. In the words of former British Prime Minister Churchill, “Don’t miss any (good) opportunity brought by the crisis. Never let a good crisis go to waste.”

To make a profit on investment, there is only a four-word formula, “buy low and sell high.” When will the price be lower? When the bad news comes, which is now! Later when we look back on this incident, we may once again witness, that it was but a small wave in the investment trend.

Lastly, please be reminded to watch out for your health during the Covid-19 outbreak.

Sincerely,

David Y. S. Chiueh

Portfolio Manager

Upright Assets Allocation Plus Fund

Upright Assets Allocation Plus Fund vs Bechmark performance
upaax value
P60US value
LUGCTRUU Value
14,000
12,000
10,000
8,000
6,000
4,000
2,000
-
10/1/2017
1/1/2018
4/1/2018
7/1/2018
10/1/2018
1/1/2019
4/1/2019
7/1/2019
10/1/2019
1/1/2020
4/1/2020

This chart reflects the change in value of a hypothetical $10,000 investment in the Fund, including reinvested dividends and distributions, compared with a broad-based securities market index.   Returns shown assume reinvestment of all dividends.  Performance reflects expense reimbursements and fee waivers in effect and do not reflect the sales charges.  Absent expense reimbursement and fee waivers, total returns would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Dow Jones US Total Stock Market Index (DWCF) - The Dow Jones U.S. Total Stock Market Index, a member of the Dow Jones Total Stock Market Indices family, is designed to measure all U.S. equity issues with readily available prices.

Bloomberg Barclays US Gov't/Credit Index (LUGCTRUU) - It is a broad-based flagship benchmark that measures the non-securitized component of the US Aggregate Index. The index includes investment grade, US dollar-denominated, fixed-rate treasuries, government-related and corporate securities.

Average Annual Returns (unaudited)

March 31, 2020

	1-Year	Since Inception （10/10/2017）
Upright Growth & Income Fund (UPAAX)	-8.32%	-11.68%
Dow Jones US Total Stock Market Index (DWCF)	-9.29	1.14%
Bloomberg Barclays US Gov't/Credit Index (LUGCTRUU)	9.82%	5.24%

Upright Assets Allocation Plus Fund

Schedule of Investments (unaudited)

March 31, 2020

Description	Quantity	Market Value
Equities
Consumer 0.51%
Bed Bath & Beyond Inc.	1,000	4,210

Drug Manufacturer-other 4.64%
AbbVie Inc.	500	38,095

Generic Drug 2.72%
Mylan N.V.*	1,500	22,365

Semiconductor 8.93%
Silicon Motion Technology ADR	2,000	73,320

IC Design 13.35%
Himax Technologies, Inc.* ADR	40,000	109,600

Internet Services 1.23%
Baidu, Inc.* ADR	100	10,079
Total Equities 31.39%		257,669

Exchange Traded Fund 11.26%
Direxion Daily Energy Bull 2X Shares*	50	487
iShares MSCI EAFE Value ETF	200	7,138
iShares Russell Mid-Cap Value ETF	100	6,409
Vanguard FTSE All-World ex-US Small Cap Index Fund ETF	100	7,825
Vanguard Real Estate Index Fund ETF	200	13,970
VictoryShares US Large Cap High Div Volatility Wtd ETF	100	3,521
iShares MSCI China ETF	200	11,450
KraneShares CSI China Internet ETF	400	18,108
Vanguard Emerging Markets Stock Index Fund Institutional Shares	700	23,485
		$92,393

Short Term Investments 19.51%
Fidelity Government Portfolio Class I	16,014	16,014

Upright Assets Allocation Plus Fund

First American Government Obligation Fund Class X	16,014	16,014
First American Government Obligation Fund Class Z	16,014	16,014
First American Treasury Obligation Fund Class X	16,014	16,014
First American Treasury Obligation Fund Class Z	16,014	16,014
Invesco Government and Agency Portfolio Institutional	16,014	16,014
Invesco Treasury Obligation Institutional	16,014	16,014
Invesco Treasury Portfolio Institutional	16,014	16,014
Morgan Stanley Institutional Liquidity Fund- Government Portfolio Institutional	16,014	16,014
Morgan Stanley Institutional Liquidity Fund- Treasury Portfolio Institutional	16,014	16,014
		$160,140
Total Investments (Cost $785,569) 62.15%		$510,202

Other Assets less Liabilities 34.85%		$310,732

Net Assets 100%		$820,934

*Non income producing securities

ADR – American Depository Receipt

See accompanying notes to financial statements

Upright Assets Allocation Plus Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2020

ASSETS:
Investments, at market value (Identified cost $785,569)	510,202
Cash	286,878
Security Sales Receivable	27,068
Accrued interest receivable	1,219

Total Assets	$825,367

LIABILITIES:
Investment adviser fees	565
Administrative fees	295
Custodian fees	1,439
Auditors and legal fees	1,010
Trustee fees	180
Insurance fees	105
Miscellaneous	839

Total Liabilities	$4433

NET ASSETS	820,934

NET ASSETS CONSIST OF:
Paid-in capital	1,128,087
Total distributable losses	(307,153)
Net Assets (based on 125,670 shares outstanding)	$820,934
Net Asset Value and Redemption Price Per Share	$6.53

See accompanying notes to financial statements

Upright Assets Allocation Plus Fund

Statement of Operations (unaudited)
From October 1, 2019 to March 31, 2020

INVESTMENT INCOME:
Dividend income	4,216
Interest income	2,601

Total investment income	6,817

EXPENSES:
Investment advisory fees	5,562
Administrative fees	1,925
Custodian fees	2,501
Auditors and legal fees	1,281
Blue sky fees	366
Insurance fees	360
Trustee fees	366
Miscellaneous	223
Total expenses	$12,584

NET INVESTMENT LOSS	($5,767)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investment securities	6,643
Change in net unrealized (depreciation) on investments	(15,268)

Total realized and unrealized loss on investments-net	($8,625)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($14,392)

See accompanying notes to financial statements.

Upright Assets Allocation Plus Fund

Statement of Changes in Net Assets

	Unaudited Six months Ended March 31	Year Ended September 30
	2020	2019
OPERATIONS
Net investment loss	(5,767)	(11,432)
Net realized gain on investment transactions	6,643	1,601
Net change in unrealized (depreciation) on investments	(15,268)	(145,506)
Net (decrease) in net assets from operations
	$(14,392)	$(155.337)
Distributions to Shareholders
From realized gains from securities transactions	-	-

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	58,692	162,222
Payments for shares redeemed	0	0
Reinvestment of distributions	0	0
Net increase in net assets from capital share transactions	58,692	162,222

TOTAL INCREASE IN NET ASSETS	$44,300	6,885

NET ASSETS:
Beginning of year	776,634	769,749
End of year	$820,934	$776,634

CHANGES IN SHARES OUTSTANDING
Shares sold	8,075	22,342
Shares reinvested	0	0
Shares redeemed	0	0
Net increase in shares outstanding	8,075	22,342

See accompanying notes to financial statement

Upright Assets Allocation Plus Fund

Financial Highlights
Selected data for a share outstanding throughout each year

	Unaudited Six Months Ended March 31	Year Ended September 30
	2020	2019
PER SHARE DATA
Net asset value, beginning of year	$6.60	$8.08
Investment operations:
Net investment loss	(0.05)	(0.11)
Net realized and unrealized loss	(0.02)	(1.37)

Total from investment operations	(0.07)	(1.48)

Less distributions from net realized gains	-	-

Net asset value, end of period	$6.53	$6.60

TOTAL RETURN	(1.09)%	(18.32)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$820.93	$776.63
Ratio of expenses to average net assets	1.47%	2.71%
Ratio of net investment loss to average net assets	(0.67)%	(1.48)%
Portfolio turnover rate	6.26%	2.69%

Note: The Fund uses the average share method to calculate selected data per share, and average net assets to calculate the supplemental ratios throughout each year.

Upright Assets Allocation Plus Fund

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2020 (unaudited)

1. ORGANIZATION

The Upright Investments Trust (the “Trust”) was organized as a business trust under the laws of the State of Delaware under a Certificate of Formation dated March 4, 1998, and is registered as an open end, diversified management Investment Company under the Investment Company Act of 1940.  The Certificate of Formation provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares.  The Trust presently consists of three diversified investment portfolios. The principal investment objective of the Assets Allocation Plus Fund is to seek total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for financial statements issued after September 15, 2009.  The accompanying financial statements make reference to GAAP issued by the FASB as Accounting Standards CodificationTM (“ASC”).

a)

Fair Value Measurements

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of March 31, 2020.

Level 1	$510,202
Level 2	-
Level 3	-
Total	$510,202

b)

Investment Valuation

All of the Fund’s investments consist of listed equity securities or money market funds.  The listed equity securities are traded on a national securities exchange (or reported on the NASDAQ national market) and are valued at the last quoted sales price on the day the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Equity securities which are listed on an exchange but which are not traded on the valuation date are valued at the current bid prices.

Money market funds are valued at their closing net asset value on the day the valuation is made.

c)

Federal Income Taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Tax basis components of distributable earnings - There is no undistributed ordinary income.

Distributions to Shareholders - Distributions from net investment income, if any, are declared and paid annually. Distributions of the Fund’s net realized capital gains, if any, are declared at least annually. Distributions are recorded on the Ex-dividend date.

The fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP.  These reclassifications are due to differing treatment for items such as deferral of wash sales and net operating losses.

d)

Other - Investment and shareholder transactions are recorded on the trade date.  Gains and losses

Upright Assets Allocation Plus Fund

on securities transactions are determined on the basis of identified cost.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

e)

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited.   The Fund did not enter any repurchase agreements during 2020 or 2019.

f)

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

g)

Securities Sold Short - The Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination.  The Fund records a realized gain or loss when the short position is closed out.  The Fund does not have any open short positions on March 31, 2020.

h)

Securities Purchased on Margin – The Fund may purchase securities on margin in which case the Fund does not fully pay for securities purchased and borrows amounts to settle the purchase. No securities were purchased on margin during the year ended on March 31, 2020. During this period, the fund paid no margin interest.

3. INVESTMENT TRANSACTIONS

The aggregate amounts of security transactions during the year ended March 31, 2020 (excluding repurchase agreements and short-term securities), were as follows:

	Other than U.S. Govt. Securities	U.S. Govt. Securities
Purchases	-	-
Proceeds from sales	$27,068	-

As of March 31, 2020, the gross unrealized appreciation for all securities totaled $1,524 and the gross unrealized depreciation for all securities totaled $(276,892) for a net unrealized depreciation of $(275,368) for tax purposes.  The aggregate cost of securities including cash and money funds on March 31, 2020 was $785,569.

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Upright Financial Corporation (“Adviser”).  Pursuant to its Investment Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated at an annual rate of 1.50% of its daily net assets.  The Fund has accrued $565 of adviser fees through March 31, 2020. During the period ended March 31, 2020 the Fund incurred $5,562 in advisory fees.

Upright Financial Corporation is the Fund’s administrator (the “Administrator”). As compensation for services rendered to the Fund, the Administrator is entitled to receive a fee. The Fund shall pay to the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million to $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million.

The Fund has accrued $295 of administrative fees through March 31, 2020. During the period ended March 31, 2020, the Fund incurred $1,925 in administrative fees.

Mutual Shareholder Services serves as transfer agent and US Bank serves as custodian.

Upright Assets Allocation Plus Fund

David Y.S. Chiueh is an officer of Upright Financial Corporation, the Fund Adviser.  He is also an officer and trustee of the Fund

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of March 31, 2020, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized loss as investments	$(31,785)
Unrealized depreciation on investments	$(275,368)
Total distributable losses	$(307,153)

The tax character of distributions paid for the period ended September, 2019 and 2018 were as follows:

	Ordinary Income	Net Long Term Capital Gains	Total Distributions
9/30//19	-	-	-
9/30//18	-	-	-

6. SUBSEQUENT EVENTS

Management has determined that no material events or transactions occurred through the date on which these financial statements were issued that would require recognition or disclosure in these financial statements.

Upright Assets Allocation Plus Fund

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330

FUND EXPENSES

A shareholder of each Fund incurs two types of costs: (1) transaction costs, such as sales charge if applied, and (2) ongoing costs, including investment advisory fees and other fund expenses. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2017 through March 31, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expense. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Upright Assets Allocation Plus Fund (unaudited)

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2019	March 31, 2020	October 1, 2019 to March 31, 2020

Actual	$1,000.00	$989.39	$14.62

Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,010.30	$14.78

* Expenses are equal to the Fund's annualized expense ratio of 2.94%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the half year period).

Upright Assets Allocation Plus Fund

 Security Holdings by Industry Sector

March 31, 2020

(unaudited)

The following chart gives a visual breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

Upright Assets Allocation Plus Fund Holdings
March 31, 2020
Energy
Consumer
Internet Services
Generic Drug
Drug Manufacturer-
other
Semiconductor
Exchange Traded Fund
IC Design
Cash and Money
Funds

The pie chart calculation is based on Total Investments of $820,934.

Upright Assets Allocation Plus Fund

Approval of the Advisory Contract (unaudited)

Approval of Investment Advisory Contract.  At a meeting held on June 21, 2019, the Board of Trustees, including the Independent Trustee, unanimously renewed the Investment Advisory Agreement between the Fund and the Adviser.  To assist the Board in their evaluation of the Investment Advisory Agreement, the Board was supplied with supporting information from the Adviser in advance of the meeting.  The following describes the material factors and conclusions that formed the basis for the Board's approval of the New Investment Management Agreement.

Fund and Adviser Performance. The Board reviewed the performance returns of the Fund as compared with various benchmarks for different time periods.  Specifically, they were presented with average annual total returns of the Fund for various time periods, as compared to the returns of a peer group of funds and the S&P 500 Index.  The Trustees noted that the Fund's performance compared favorably to the peer group, and its relevant benchmark on a consistent basis.  The Board also took into consideration that the Fund tended to outperform its peers in both up and down markets.  Finally, the Board noted the Fund's low portfolio turnover rate and its high tax efficiency ranking.  The Board concluded that the Fund's performance history makes a compelling case that the Adviser had consistently and successfully managed the Fund in accordance with its stated objectives.

Nature, Quality, and Extent of Services Provided.  When discussing the nature, quality and extent of services that the Adviser provides the Fund, it was noted that, in addition to managing the Fund's portfolio, essentially all of the business of operating the Fund is conducted by the Adviser.  The Board also analyzed the Adviser's experience and the capabilities of the portfolio manager.  The Board noted that the level of shareholder redemptions historically has been extremely low, which they concluded is a reflection of the quality of the services provided by the Adviser.  Taking into account the personnel involved in servicing the Fund, as well as an impressive shareholder redemption ratio, the Board concluded that the services provided to the Fund by the Adviser were superior.

Comparison with Other Contracts and Other Clients.  The Board discussed at length the advisory fee of 1.5% of daily net assets and approved the change of the rate.

The Board noted that while that the Adviser received an Administrative Fee of 0.45% of daily net assets, the fee was well below the level necessary to cover expenses.  Starting from 10/01/2014, the rate was changed as follows. The Fund shall pay the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million to $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million.

Cost of Services and Profits to be realized by the Adviser.  In considering the profits realized by the Adviser, the Board found that while the Adviser was realizing a reasonable profit from its advisory services to the Fund, it was incurring losses on the administrative services it provided to the Fund.  Consequently, the Board concluded that the Adviser was merely breaking even on its overall relationship with the Fund.

Economies of Scale.  The Trustees received and considered information regarding whether the Adviser had realized economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.  The Board noted that the Fund's total expense ratio has generally declined as

Upright Assets Allocation Plus Fund

net assets have increased.  The Board also noted that the Adviser's profitability has remained low.  Noting that Fund shareholders have benefited from economies of scale as the Fund's net assets have grown due to the efforts of the administrator and the Adviser, the Board concluded that the Fund's fee structure is reasonable and that economies of scale have been realized by shareholders despite the absence of asset-level breakpoints.

Other Benefits. The Board considered other benefits to the Adviser as a result of its relationship to the Fund.  Aside from the management fee, the Board considered the Adviser's receipt of an administrative fee.  After reviewing the administrative services provided by the Adviser, the Board considered this benefit to be reasonable.  The Adviser does not receive soft dollar credits, nor does it execute portfolio transactions through affiliated brokers.

The Board did not identify any single factor discussed previously as all-important or controlling in their determination to renew the Investment Advisory Agreement. The Board, including the Independent Trustee, unanimously concluded that the terms of the Investment Advisory Agreement are fair and reasonable and that the Adviser's fees are reasonable in light of the services provided to the Fund and the benefits received by the Advisor.

Mr. David Chiueh owns 100% of the stock of the Advisory, Upright Financial Corporation.

Proxy Voting Guidelines.

Because the Fund holds only extremely small positions in the voting securities of any issuer, the board reconfirmed on April 25, 2014 that there was limited value to voting any of the Fund's shares and decided not to exercise the Fund's right to vote. No votes have been cast on securities by the Fund during the reporting period. However, if the fund is to obtain larger positions in the voting securities of any issuer or if the board decides to exercise its right to vote, the process will follow the procedures as described in the fund prospectus.  A record of the Fund’s proxy votes for the most recent twelve month period ended June 30, are available without charge, upon request, by calling collect, 1-973-533-1818, or by accessing the SEC’s website at www.sec.gov.

Trustees and Officers

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust, unless the Trustee dies, resigns, retires or is removed.  A majority of Upright‘s board members are independent, meaning that they have no affiliation with Upright or the funds they oversee.

The Fund is part of a “fund complex”.  The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With the Trust	Principal Occupations During Past 5 Years	Other Directorships Held by Trustee
David Y.S. Chiueh[1] 349 Ridgedale Ave, East Hanover, NJ 07936 Year of Birth: 1957	Trustee since 1998; Chairman of the Board and Chief Executive Officer since 1998	President of the Investment Adviser since 1990; He held the license of Certified Financial Planner since 1991.	None

Upright Assets Allocation Plus Fund

1 David Y.S Chiueh is “interested persons” of the Trust because he is officer of the Trust.  In addition, he may be deemed to be “interested persons” of the Trust because he is officer of the Fund’s adviser.

The following table provides information regarding each Trustee who is a “Non-interested person” of the Trust, as defined in the Investment Company Act of 1940.

Independent Trustees (unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Alice Chen 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1962	Trustee and Financial Officer	Since November 2009/ Indefinite	Controller, Great China Chartering & Agency Corp. at New Jersey & Shanghai, China Senior Administrator, J&M Manufacturing Corp, New Jersey	3	None
Evelyn Kung 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1957	Trustee	Since August 2018/ Indefinite	Active CPA practitioner/business owner since 1989	3	None
Marco Yeh 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1962	Trustee	Since August 2018/ Indefinite	Eunice Industry Corp. City of Industry, CA President 2007	3	None

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request by calling the Fund at 973-533-1818.

Investment Adviser & Administrator

Upright Financial Corporation

349 Ridgedale Ave.

East Hanover, NJ 07936

Custodian

US Bank

1555 N. River Center Drive

Upright Assets Allocation Plus Fund

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Boyle CPA, LLC

361 Hopedale Drive SE

Bayville, NJ 08721

Transfer Agent

Mutual Shareholder Services

8000Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Trustees

David Y.S. Chiueh

Alice Chen

Evelyn Kung

Chao Cho Yeh

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Trustee

Date: May 30, 2020

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Chief Financial Officer

Date: May 30, 2020

Item 2. Code of Ethics.

(a)   As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)   For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)   Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

Upright Assets Allocation Plus Fund

(2)   Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)   Compliance with applicable governmental laws, rules, and regulations;

(4)   The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c)   Amendments

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The current head of the Audit Committee is Ms. Alice Chen, who is qualified as financial expert under current SEC regulations.   She has more than 20 years of experience in the field.  Each member of the audit committee is “independent”, as that term is defined under applicable law.  The audit committee meets annually with the independent accountant (CPA) and executive officers of the Company.  The audit committee reviews, among other matters, the accounting principles being applied by the Company in financial reporting, the scope and adequacy of internal controls, and the responsibilities and fees of the independent accountants.  The recommendations of the audit committee are reported to the full Board.

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees

FY 2019

$2,000

FY 2018

$2,000

(b) Audit-Related Fees

FY 2019

$ 0

FY 2018

$ 0

Nature of the fees:

N/A

(c) Tax Fees

FY 2019

$ 0

FY 2018

$ 0

Nature of the fees:

N/A

(d)  All Other Fees

FY 2019

$ 0

Upright Assets Allocation Plus Fund

FY 2018

$ 0

Nature of the fees:

N/A

(e)

(1) Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Percentages of Services Approved by the Audit Committee

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

100%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)  The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

FY 2019

$ 0

FY 2018

$ 0

(h)  The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Upright Assets Allocation Plus Fund

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)  Based on an evaluation of the registrant’s disclosure controls and procedures as of March 31, 2020, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) EX-99.CODE ETH.  Filed herewith.

(a)(2) EX-99.CERT.  Filed herewith.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)  EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Upright Investments Trust

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date: May 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/David Y.S. Chiueh

Upright Assets Allocation Plus Fund

*David Y.S. Chiueh

Chief Executive Officer

Date: May 30, 2020

By : /s/ David Y.S Chiueh

David Y.S. Chiueh

Chief Financial Officer

Date: May 30, 2020

* Print the name and title of each signing officer under his or her signature.

_____________________________________________________________________________________________

SEMI-ANNUAL REPORT

_____________________________________________________________________________

Upright Growth and Income Fund

____________________________________________________________________________________________

March 31, 2020

____________________________________________________________________________________________

Upright Growth and Income Fund

_____________________________________________________________________________________________

Letter to Shareholders…………………………………………………………………………………………3

Schedule of Investments ……………………………………………………………….……………………..7

Statement of Assets and Liabilities……………………………………………………………………………9

Statement of Operations…………………………………………………………………….………………..10

Statements of Changes in Net Assets………………………………………………………….…………..…11

Financial Highlights……………………………………………………………………………………..…...12

Notes to Financial Statements……………………………………………………………………………..…13

Fund Expenses...………………………………………………………………………………………..…….16

Security Holdings by Industry Sector………………………………………………………………………..17

Trustees and Officers………………………………………………………………………………………...19

Upright Growth and Income Fund

May 30, 2020

Dear Valued Shareholder:

We would like to present the semi-annual report of Upright Growth and Income Fund from October 1, 2019 to March 31, 2020.  The Fund decreased 0.74% while the Dow Jones US Total Stock Market Index (DWCF)  declined 0.14% for the same period.  We will look at the current market crash caused by the pandemic and three other crashes in recent history.  We will also discuss the future propsects of U.S. stocks and what investors should be focusing on going forward.

Market Review

The black swan that flew in early part of 2020 came with a vengeance – rapid and severe, trailing a distance behind the last big black swan in the 2008 financial tsunami. But the black swan that landed at the close of 2018 was also a considerable mid-sized one that caused 20% correction in the market.

There is currently no vaccine antidote for the new corona pneumonia, Covid-19.  Everyone is concerned if the U.S. economy will move towards the like of the Great Depression of 1929.

Will there be a repeat of the Great Depression of 1929?

The current stock market crash is more serious than in 1987, and the scale is close to 2008 (there is still a gap of about 15%). But the rapid decline is similar to the short term heavy damage in 1987.

I agree with former Bank of America President Bernanke that this time will not be the Great Depression of 1929 because the background and environment are different.  The media want to catch your attention so any headlines would not be considered overstated.

In the Great Depression of 1929, there were incorrect trading and monetary policies, and a complete regulations system was lacking. Companies at that time had no financial disclosure requirements, and with only 10% of funds can buy and sell stocks. After the three major US bills were passed in 1933, 1934, and 1940, the stock market disaster in the United States have rarely surpassed the 50% level. This time it is a sudden natural disaster, as well as a human disaster, and the slowdown of economic activities will be temporary.

How does one look at the stock market crash of 2020? How serious will it be?

We feel this market crash mirrors the new coronavirus, a mixed variant. To explain we will look at three crashes.

A) The stock market crash in 1987 lasted about six months, from high to low, with a decline of about 38%.

B) From 2000 to 2002, the high-tech bubble continued for three years with a drop or nearly 50% from high to low.

C) The 2008 financial tsunami lasted about a year, market went down nearly 50% from high to low. On an annual basis, the decline closed at 37%.

D) The stock market has currently declined 38% from high to low due to the new coronavirus in 2020, and it has only been one month.

With the data above, what type of images and thoughts conjure up in your mind? Like most people, one would think that the situation this time is more dire than in 1987. That year, the disaster was caused mainly by program trading, and circuit breaker mechanism was implemented as prevention. However, the

Upright Growth and Income Fund

crash this time led to panic in the market, and the mechanism to temporarily suspend transaction did not function effectively. As such, the crash should be closer to 50% decline, especially when the pandemic has not passed its peak in the U.S. and a vaccine has yet to be developed. This is a conjecture. Investment may not be so scientific.

Why did we not exit the market before the crash in February?

The standard answer was because none of us has a crystal ball. Not only that, another more important factor was because our heavyweight holdings in the portfolio started to climb and have not yet reached reasonable prices.

In the first two months of 2020, our account performed well, and the growth fund has grown by nearly 30%. The reason being the main holding, Himax, rose nearly 100%. The pharmaceutical stock TEVA also performed very well. In fact, in the past two years, several of our major holdings had gone in the opposite trend as the broader market. And they just started to perform in 2020. These companies believe that the growth momentum will gradually begin, which is consistent with our original judgment. It’s just that their performance in the past two years has been delayed!

It’s better late than never. Due to the stocks just emerging from the valley, there is still some distance before attaining their reasonable prices. This is the main reason why we did not sell. There is also a second reason – that the pandemic would be out of control in the U.S.!

What are the future prospects for U.S. stocks?

I) In terms of the forces driving economic growth

A temporary viral epidemic has made everyone think of the end of the world. All focusing on a short-term event while neglecting that the real forces driving the economic growth have been brewing for a long time. This is the fundamental factor that the fourth industrial revolution has begun.

This fourth industrial revolution that is about to affect human life again have been mentioned in our recent reports. The machine will start to think; (ears) have been installed to carry out human commands. It also has a (brain) such as deep learning artificial intelligence, and coupled with the increasingly mature and accurate (eyes) also known as 3D deep scanning. (In the past two years, the stock that did not grow and develop in our portfolio, while on the contrary encountered short-term headwind is Himax, the company that is the leading developer in this technology.)

Simply put, the fourth industrial revolution, the technological machine that can think, is based on three technologies.

A) Big Data – to give machines tremendous amount of knowledge

B) Artificial Intelligence – to allow machines deep learning, achieving independent judgment

C) Cloud – using big data to resolve issues of space

It can be said that the fourth industrial revolution has been developed by the process of the Internet, its applications expanded, such as the Internet of Things, self-driving cars, AR, artificial intelligence, etc., which will bring about tremendous changes to life.

II) In terms of raising the efficiency of the industries

The three core technologies of the Fourth Industrial Revolution, namely the big data, artificial intelligence, and the cloud, their applications have greatly improved the efficiency of the businesses. This is quite different from the order and background of the high-tech bubble in 2000. It was time of big ideas without practical applications, let alone overall improvement of industrial efficiency. Now the situation is completely different. Efficiency is reflected in the competitiveness of the enterprises, as well as continued growth in a company’s earnings. It can be said that the foundation laid in the past decade is in the brewing for an explosive fourth industrial revolution.

Upright Growth and Income Fund

Conclusion

The market crash brought on this time by the new coronavirus was sudden and severe. But the stocks were oversold. It is a rare opportunity for a company’s price to be reasonable or undersold. In the words of former British Prime Minister Churchill, “Don’t miss any (good) opportunity brought by the crisis. Never let a good crisis go to waste.”

To make a profit on investment, there is only a four-word formula, “buy low and sell high.”

When will the price be lower? When the bad news comes, which is now! Later when we look back on this incident, we may once again witness, that it was but a small wave in the investment trend.

Lastly, please be reminded to watch out for your health during the Covid-19 outbreak.

Sincerely,

David Y. S. Chiueh

Portfolio Manager

Upright Growth and Income Fund

Upright Growth and Income Fund vs Bechmark performance
updx value
DWCF value
LUGCTRUU Value
14,000
12,000
10,000
8,000
6,000
4,000
2,000
-
10/1/2017
1/1/2018
4/1/2018
7/1/2018
10/1/2018
1/1/2019
4/1/2019
7/1/2019
10/1/2019
1/1/2020
4/1/2020

This chart reflects a comparison in the change in value of a hypothetical $10,000 investment in the Fund, including reinvested dividends and distributions, compared with a broad-based securities market index.   Returns shown assume reinvestment of all dividends.  Performance reflects expense reimbursements and fee waivers in effect and do not reflect the sales charges.  Absent expense reimbursement and fee waivers, total returns would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Dow Jones US Total Stock Market Index (DWCF) - The Dow Jones U.S. Total Stock Market Index, a member of the Dow Jones Total Stock Market Indices family, is designed to measure all U.S. equity issues with readily available prices.

Bloomberg Barclays US Gov't/Credit Index (LUGCTRUU) - It is a broad-based flagship benchmark that measures the non-securitized component of the US Aggregate Index. The index includes investment grade, US dollar-denominated, fixed-rate treasuries, government-related and corporate securities.

Average Annual Returns (unaudited)

For the Periods ended March 31, 2020

	1-Year	Since Inception （10/10/2017）
Upright Growth & Income Fund (UPDDX)	-8.43%	-10.47%
Dow Jones US Total Stock Market Index (DWCF)	-9.29	1.14%
Bloomberg Barclays US Gov't/Credit Index (LUGCTRUU)	9.82%	5.24%

Upright Growth and Income Fund

Upright Growth and Income Fund

Schedule of Investments (unaudited)

As of March 31, 2020

Description	Shares	Market Value
Equities
Consumer 1.22%
Bed Bath & Beyond Inc.	1,500	6,315
Tapestry, Inc.	300	3,885
		10,200
Drug Manufacturer-other 7.69%
AbbVie Inc.	600	45,714
Teva Pharmaceutical Industries Limited* ADR	2,000	17,960
		63,674
Electrical Industry 0.95%
General Electric Company	1,000	7,940

Financial Services 4.82%
Goldman Sachs Group Inc	200	30,918
J P Morgan Chase & Company	100	9,003
		39,921

Healthcare Services 2.14%
CVS Health Corporation	300	17,799

Leisure 2.46%
The Walt Disney Company	200	20,393

Oil 1.37%
Exxon Mobil Corporation	300	11,391

Pharmaceutical 2.76%
Walgreens Boots Alliance, Inc.	500	22,875

Semiconductor 11.43%
Nvidia Corp	150	39,540
Silicon Motion Technology Corporation	1,500	54,990
		94,530
IC Design 16.57%
Himax Technologies, Inc.* ADR	50,000	137,000

Total equities – 51.41%		$424,650

Exchange Traded Fund 0.34%

Upright Growth and Income Fund

ProShares S&P 500 Dividend Aristocrats ETF	50	$2,884

Short-term Investments – 21.41%
Fidelity Government Portfolio Class I	17,714	17,714
First American Government Obligation Fund Class X	17,715	17,715
First American Government Obligation Fund Class Z	17,714	17,714
First American Treasury Obligation Fund Class X	17,715	17,715
First American Treasury Obligation Fund Class Z	17,714	17,714
Invesco Government and Agency Portfolio Institutional	17,715	17,715
Invesco Treasury Obligation Institutional	17,714	17,714
Invesco Treasury Portfolio Institutional	17,715	17,715
Morgan Stanley Institutional Liquidity Fund- Government Portfolio Institutional	17,714	17,714
Morgan Stanley Institutional Liquidity Fund- Treasury Portfolio Institutional	17,715	17,715
		$177,143

Total Investments (Cost 886,647) 73.16%		$604,677
Other Assets less Liabilities 26.84%		$221,824
Net Assets 100%		$826,501

*Non Income producing securities

ADR – American Depository Receipt

See accompanying notes to financial statements

Upright Growth and Income Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2020

ASSETS
Investments, at market value	604,677
(Identified cost $886,647)
Cash	225,395
Accrued interest receivable	586

Total Assets	$830,658

LIABILITIES
Accrued Investment adviser fees	923
Accrued Administrative fees	380
Accrued Custodian fees	493
Accrued Auditor and legal fees	1,010
Accrued Trustee fees	180
Accrued Insurance fees	150
Miscellaneous	1,021

Total Liabilities	$4,157

NET ASSETS	$826,501

NET ASSETS CONSIST OF
Paid-in capital	1,098,592
Total distributable losses	(272,091)
Net Assets (based on 122,373 shares outstanding)	$826,501

Net Asset Value, redemption price per share	$6.75

See accompanying notes to financial statements.

Upright Growth and Income Fund

Statement of Operations (unaudited)
From October 1, 2019 to March 31, 2020

INVESTMENT INCOME
Dividend income	4,893
Interest income	2,177
Total investment income	$7,070

EXPENSES
Investment advisory fees	6,535
Administrative fees	1,960
Custodian fees	1,767
Auditors and legal fees	1,281
Blue sky fees	366
Trustee fees	549
Miscellaneous	945
Total expenses	$13,403
NET INVESTMENT LOSS	$(6,333)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized gain on investment securities	0
Change in net unrealized depreciation on investments	(5,046)

Total realized and unrealized loss on investments-net	$(5,046)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,379)

See accompanying notes to financial statements.

Upright Growth and Income Fund

Statement of Changes in Net Assets

	Unaudited Six Months Ended March 31	Year Ended September 30
	2020	2019
OPERATIONS
Net investment loss	($6,333)	($10,835)
Net realized gain on investment transactions	0	$5,870
Net change in unrealized depreciation on investments	(5,046)	($162,328)

Net decrease in net assets from operations	$(11,379)	($168,293)
Distributions to Shareholders
From short term capital gains in securities transactions	-	($13678)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	$58,490	$164,481
Payments for shares redeemed	-	-
Reinvestment of distributions	-	$13,678
Net increase in net assets from capital share transactions	$58,490	$178,159

TOTAL INCREASE (DECREASE) IN NET ASSETS	$47,111	($3,812)

NET ASSETS:
Beginning of year	$779,390	$783,202
End of year	$826,501	$779,390

CHANGES IN SHARES OUTSTANDING
Shares sold	7,742	23,447
Shares reinvested	0	0
Shares redeemed	0	0
Net increase in shares outstanding	7,742	23,447

See accompanying notes to financial statements.

Upright Growth and Income Fund

Financial Highlights
Selected data for a share outstanding throughout each year

	Unaudited Six Months Ended March 31	Year ended September 30
	2020	2019
PER SHARE DATA
Net asset value, beginning of year	6.80	8.59
Investment operations:
Net investment income	(0.06)	(0.11)
Net realized and unrealized gain (loss) on investments	0.01	(1.53)

Total from investment operations	(0.05)	(1.64)

Less distributions from net realized gains	-	(0.15)

Net asset value, end of period	$6.75	6.80

TOTAL RETURN	(0.66)%	(19.22)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	826.50	779.39
Ratio of net expenses to average net assets	1.54%	2.86%
Ratio of net investment loss to average net assets	(0.73)%	(1.51)%
Portfolio turnover rate	1.88%	8.04%

See accompanying notes to financial statements

Upright Growth and Income Fund

Upright Growth and Income Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (unaudited)

 1. ORGANIZATION

The Upright Investments Trust (the “Trust”) was organized as a business trust under the laws of the State of Delaware under a Certificate of Formation dated March 4, 1998, and is registered as an open end, diversified management Investment Company under the Investment Company Act of 1940.  The Certificate of Formation provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares.  The Trust presently includes the Upright Growth and Income Fund (the “Fund”).  The principal investment objective of the Fund is to provide long-term growth of capital, with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

a)

Fair Value Measurements

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of March 31, 2020.

Level 1	$604,677
Level 2	-
Level 3	-
Total	$604,677

b)

Investment Valuation

All of the Fund’s investments consist of listed equity securities or money market funds.  The listed equity securities are traded on a national securities exchange (or reported on the NASDAQ national market) and are valued at the last quoted sales price on the day the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Equity securities which are listed on an exchange but which are not traded on the valuation date are valued at the current bid prices.

Money market funds are valued at their closing net asset value on the day the valuation is made.

c)

Federal Income Taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Tax basis components of distributable earnings - There is no undistributed ordinary income.

Distributions to Shareholders - Distributions from net investment income, if any, are declared and paid annually.  Distributions of the Fund’s net realized capital gains, if any, are declared at least annually. Distributions are recorded on the Ex-dividend date.

The fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP.  These reclassifications are due to differing treatment for items such as deferral of wash sales and net operating losses.

Other - Investment and shareholder transactions are recorded on the trade date.  Gains and losses on securities transactions are determined on the basis of identified cost.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

Upright Growth and Income Fund

d)

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited.   The Fund did not enter any repurchase agreements during 2020 or 2019.

e)

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

f)

Securities Sold Short - The Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination.  The Fund records a realized gain or loss when the short position is closed out.  The Fund does not have any open short positions on March 31, 2020.

g)

Securities Purchased on Margin – The Fund may purchase securities on margin in which case the Fund does not fully pay for securities purchased and borrows amounts to settle the purchase. No securities were purchased on margin during the year ended on March 31, 2020. During this period, the fund paid no margin interest.

3. INVESTMENT TRANSACTIONS

The aggregate amounts of security transactions during the year ended March 31, 2020 (excluding repurchase agreements and short-term securities), were as follows:

Other than

U.S. Govt.     U.S. Govt.

Securities       Securities

Purchases

              $9,145

-

Proceeds from sales                  -

-

As of March 31, 2020, the gross unrealized appreciation for all securities totaled $21,457 and the gross unrealized depreciation for all securities totaled $(303,427) for a net unrealized depreciation of $(281,970) for tax purposes.  The aggregate cost of securities including cash and money funds on March 31, 2020 was $886,647.

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Upright Financial Corporation (“Adviser”).  Pursuant to its Investment Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated at an annual rate of 1.50% of its daily net assets.  The Fund has accrued $923 of adviser fees through March 31, 2020. During the period ended March 31, 2020 the Fund incurred $6,535 in advisory fees.

Upright Financial Corporation is the Fund’s administrator (the “Administrator”). As compensation for services rendered to the Fund, the Administrator is entitled to receive a fee. The Fund shall pay to the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s daily net assets for the first $10 million of daily net assets, 0.40% of the Fund’s daily net assets for daily net assets between $10 million to $20 million, and 0.35% of the Fund’s daily net assets for average daily net assets over $20 million.

The Fund has accrued $380 of administrative fees through March 31, 2020. During the period ended March 31, 2020, the Fund incurred $1,960 in administrative fees.

The investment advisor has paid the trustees fees personally. Accordingly, the trustee’s fees payable is due to him.

Mutual Shareholder Services serves as transfer agent and US Bank serves as custodian.

David Y.S. Chiueh is an officer of Upright Financial Corporation, the Fund Adviser.  He is also an officer and trustee of the Fund

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Upright Growth and Income Fund

As of March 31, 2020, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized gain as investments	$9,879
Unrealized depreciation on investments	$(281,970)
Total distributable losses	$(272,091)

The tax character of distributions paid for the year ended September 30, 2019 was as follows:

	Ordinary Income	Net Long Term Capital Gains	Total Distributions
9/30/2019	$13,678	-	$13,678
9/30/2018	-	-	-

6. SUBSEQUENT EVENTS

Management has determined that no material events or transactions occurred through the date on which these financial statements were issued that would require recognition or disclosure in these financial statements.

Upright Growth and Income Fund

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Fund Expenses

A shareholder of each Fund incurs two types of costs: (1) transaction costs, such as sales charge if applied, and (2) ongoing costs, including investment advisory fees and other fund expenses. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2017 through March 31, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expense. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Upright Growth and Income Fund (unaudited)

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2019	March 31, 2020	October 1, 2019 to March 31, 2020

Actual	$1,000.00	$992.65	$15.34

Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,009.60	$15.47

      * Expenses are equal to the Fund's annualized expense ratio of 3.08%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the half year period).

Upright Growth and Income Fund

Security Holdings by Industry Sector

March 31, 2020
(Unaudited)

The following chart gives a visual breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

Security Holdings by Industry Sector
March 31,2020
Electrical Industry
Exchange Traded Fund
Consume
Oil
Healthcare Services
Leisure
Cash and Money Funds
Pharmaceutical
Financial Service
Drug Manufacturer-other
Semiconductor
IC Design

The pie chart calculation is based on Total Investments of $604,677

Upright Growth and Income Fund

Approval of the Advisory Contract

Approval of Investment Advisory Contract.  At a meeting held on June 21, 2019, the Board of Trustees, including the Independent Trustee, unanimously renewed the Investment Advisory Agreement between the Fund and the Adviser.  To assist the Board in their evaluation of the Investment Advisory Agreement, the Board was supplied with supporting information from the Adviser in advance of the meeting.  The following describes the material factors and conclusions that formed the basis for the Board's approval of the New Investment Management Agreement.

Fund and Adviser Performance. The Board reviewed the performance returns of the Fund as compared with various benchmarks for different time periods.  Specifically, they were presented with average annual total returns of the Fund for various time periods, as compared to the returns of a peer group of funds and the S&P 500 Index.  The Trustees noted that the Fund's performance compared favorably to the peer group, and its relevant benchmark on a consistent basis.  The Board also took into consideration that the Fund tended to outperform its peers in both up and down markets.  Finally, the Board noted the Fund's low portfolio turnover rate and its high tax efficiency ranking.  The Board concluded that the Fund's performance history makes a compelling case that the Adviser had consistently and successfully managed the Fund in accordance with its stated objectives.

Nature, Quality, and Extent of Services Provided.  When discussing the nature, quality and extent of services that the Adviser provides the Fund, it was noted that, in addition to managing the Fund's portfolio, essentially all of the business of operating the Fund is conducted by the Adviser.  The Board also analyzed the Adviser's experience and the capabilities of the portfolio manager.  The Board noted that the level of shareholder redemptions historically has been extremely low, which they concluded is a reflection of the quality of the services provided by the Adviser.  Taking into account the personnel involved in servicing the Fund, as well as an impressive shareholder redemption ratio, the Board concluded that the services provided to the Fund by the Adviser were superior.

Comparison with Other Contracts and Other Clients.  The Board discussed at length the advisory fee of 1.5% of daily net assets and approved the change of the rate.

The Board noted that while that the Adviser received an Administrative Fee of 0.45% of daily net assets, the fee was well below the level necessary to cover expenses.  Starting from 10/01/2014, the rate was changed as follows. The Fund shall pay the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million to $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million.

Cost of Services and Profits to be realized by the Adviser.  In considering the profits realized by the Adviser, the Board found that while the Adviser was realizing a reasonable profit from its advisory services to the Fund, it was incurring losses on the administrative services it provided to the Fund.  Consequently, the Board concluded that the Adviser was merely breaking even on its overall relationship with the Fund.

Economies of Scale.  The Trustees received and considered information regarding whether the Adviser had realized economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any

Upright Growth and Income Fund

further economies of scale.  The Board noted that the Fund's total expense ratio has generally declined as net assets have increased.  The Board also noted that the Adviser's profitability has remained low.  Noting that Fund shareholders have benefited from economies of scale as the Fund's net assets have grown due to the efforts of the administrator and the Adviser, the Board concluded that the Fund's fee structure is reasonable and that economies of scale have been realized by shareholders despite the absence of asset-level breakpoints.

Other Benefits. The Board considered other benefits to the Adviser as a result of its relationship to the Fund.  Aside from the management fee, the Board considered the Adviser's receipt of an administrative fee.  After reviewing the administrative services provided by the Adviser, the Board considered this benefit to be reasonable.  The Adviser does not receive soft dollar credits, nor does it execute portfolio transactions through affiliated brokers.

The Board did not identify any single factor discussed previously as all-important or controlling in their determination to renew the Investment Advisory Agreement. The Board, including the Independent Trustee, unanimously concluded that the terms of the Investment Advisory Agreement are fair and reasonable and that the Adviser's fees are reasonable in light of the services provided to the Fund and the benefits received by the Advisor.

Mr. David Chiueh owns 100% of the stock of the Advisory, Upright Financial Corporation.

Proxy Voting Guidelines.

Because the Fund holds only extremely small positions in the voting securities of any issuer, the board reconfirmed on April 25, 2014 that there was limited value to voting any of the Fund's shares and decided not to exercise the Fund's right to vote. No votes have been cast on securities by the Fund during the reporting period. However, if the fund is to obtain larger positions in the voting securities of any issuer or if the board decides to exercise its right to vote, the process will follow the procedures as described in the fund prospectus.  A record of the Fund’s proxy votes for the most recent twelve month period ended June 30, are available without charge, upon request, by calling collect, 1-973-533-1818, or by accessing the SEC’s website at www.sec.gov.

Trustees and Officers

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  A majority of Upright‘s board members are independent, meaning that they have no affiliation with Upright or the funds they oversee.

The Fund is part of a “fund complex”.  The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With the Trust	Principal Occupations During Past 5 Years	Other Directorships Held by Trustee

Upright Growth and Income Fund

David Y.S. Chiueh[1] 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1957	Trustee since 1998; Chairman of the Board and Chief Executive Officer since 1998	President of the Investment Adviser since 1990; He held the license of Certified Financial Planner since 1991.	None

1 David Y.S Chiueh is “interested persons” of the Trust because he is officer of the Trust.  In addition, he may be deemed as “interested persons” of the Trust because he is an officer of the Fund’s adviser.

The following table provides information regarding each Trustee who is a “Non-interested person” of the Trust, as defined in the Investment Company Act of 1940.

Independent Trustees (unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Alice Chen 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1962	Trustee and Financial Officer	Since November 2009/ Indefinite	Controller, Great China Chartering & Agency Corp. at New Jersey & Shanghai, China Senior Administrator, J&M Manufacturing Corp, New Jersey	3	None
Evelyn Kung 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1957	Trustee	Since August 2018/ Indefinite	Active CPA practitioner/ business owner since 1989	3	None
Marco Yeh 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1962	Trustee	Since August 2018/ Indefinite	Eunice Industry Corp. City of Industry, CA President 2007	3	None

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request by calling the Fund at 973-533-1818.

Investment Adviser & Administrator

Upright Financial Corporation

349 Ridgedale Ave.

Upright Growth and Income Fund

East Hanover, NJ 07936

Custodian

US Bank

1555 N. River Center Drive

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Boyle CPA, LLC

361 Hopedale Drive SE

Bayville, NJ 08721

(732)-822-4427

Transfer Agent

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Trustees

David Y.S. Chiueh

Alice Chen

Evelyn Kung

Chao Cho Yeh

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Trustee

Date: May 30, 2019

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Chief Financial Officer

Date: May 30, 2019

Upright Growth and Income Fund

Item 2. Code of Ethics.

(a)  As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)  For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)  Honest and ethical conduct, including the ethical handling of actual or apparent   conflicts of interest between personal and professional relationships;

(2)  Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)  Compliance with applicable governmental laws, rules, and regulations;

(4)  The prompt internal reporting of violations of the code to an appropriate person or     persons identified in the code; and

(5)  Accountability for adherence to the code.

(c)  Amendments

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Board of Directors has created a permanent audit committee, on 10/10/03, the current head is Ms. Alice Chen, who is qualified as financial expert under current SEC regulations.   She has more than 20 years of experience in the field.  Each member of the audit committee is “independent”, as that term is defined under applicable law.  The audit committee meets at least annually with the independent accountants (CPA) and executive officers of the Company.  The audit committee reviews, among other matters, the accounting principles being applied by the Company in financial reporting, the scope and adequacy of internal controls, and the responsibilities and fees of the independent accountants.  The recommendations of the audit committee are reported to the full Board.

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees

FY 2019

$2,000

Upright Growth and Income Fund

FY 2018

$ 0

(b) Audit-Related Fees

FY 2019

$ 0

FY 2018

$ 0

Nature of the fees:

N/A

(c) Tax Fees

FY 2019

$ 0

FY 2018

$ 0

Nature of the fees:

N/A

(d)  All Other Fees

FY 2019

$ 0

FY 2018

$ 0

Nature of the fees:

N/A

(e)

(1) Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Percentages of Services Approved by the Audit Committee

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

100%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Upright Growth and Income Fund

(g)  The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

FY 2019

$ 0

FY 2018

$ 0

(h)  The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)  Based on an evaluation of the registrant’s disclosure controls and procedures as of September 30, 2013, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or

Upright Growth and Income Fund

are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) EX-99.CODE ETH.  Filed herewith.

(a)(2) EX-99.CERT.  Filed herewith.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)  EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Upright Investments Trust

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date: May 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date: May 30, 2020

By : /s/ David Y.S Chiueh

Upright Growth and Income Fund

David Y.S. Chiueh

Chief Financial Officer

Date: May 30, 2020

* Print the name and title of each signing officer under his or her signature.

            Upright Growth Fund

_____________________________________________________________________________________________

ANNUAL REPORT

_____________________________________________________________________________

Upright Growth Fund

____________________________________________________________________________________________

March 31, 2020

_____________________________________________________________________________________________

            Upright Growth Fund

_____________________________________________________________________________________________

Shareholders Letter…………………………………………………………………………………………1

Schedule of Investments ……………………………………………………………….…………………..5

Statement of Assets and Liabilities…………………………………………………………………………8

Statement of Operations…………………………………………………………………….………………9

Statements of Changes in Net Assets………………………………………………………….……………10

Financial Highlights………………………………………………………….……………………………..11

Notes to Financial Statements………………………………………………………………………………12

Fund Expense……………………………………………………………………………………………….15

Security Holdings by Industry Sector………………………………………………………………………16

Trustees and Officers………………………………………………………………………………………..18

Upright Growth Fund

May 30, 2020

Dear Valued Shareholder:

We would like to present the semi-annual report of Upright Growth Fund from October 1, 2019 to March 31, 2020.  The Fund increased 2.56% while the S&P 500 index declined 12.31% for the same period.  We will look at the current market crash caused by the pandemic and three other crashes in recent history.  We will also discuss the future propsects of U.S. stocks and what investors should be focusing on going forward.

Market Review

The black swan that flew in early part of 2020 came with a vengeance – rapid and severe, trailing a distance behind the last big black swan in the 2008 financial tsunami. But the black swan that landed at the close of 2018 was also a considerable mid-sized one that caused 20% correction in the market.

There is currently no vaccine antidote for the new corona pneumonia, Covid-19.  Everyone is concerned if the U.S. economy will move towards the like of the Great Depression of 1929.

Will there be a repeat of the Great Depression of 1929?

The current stock market crash is more serious than in 1987, and the scale is close to 2008 (there is still a gap of about 15%). But the rapid decline is similar to the short term heavy damage in 1987.

I agree with former Bank of America President Bernanke that this time will not be the Great Depression of 1929 because the background and environment are different.  The media want to catch your attention so any headlines would not be considered overstated.

In the Great Depression of 1929, there were incorrect trading and monetary policies, and a complete regulations system was lacking. Companies at that time had no financial disclosure requirements, and with only 10% of funds can buy and sell stocks. After the three major US bills were passed in 1933, 1934, and 1940, the stock market disaster in the United States have rarely surpassed the 50% level. This time it is a sudden natural disaster, as well as a human disaster, and the slowdown of economic activities will be temporary.

How does one look at the stock market crash of 2020? How serious will it be?

We feel this market crash mirrors the new coronavirus, a mixed variant. To explain we will look at three crashes.

A) The stock market crash in 1987 lasted about six months, from high to low, with a decline of about 38%.

B) From 2000 to 2002, the high-tech bubble continued for three years with a drop or nearly 50% from high to low.

C) The 2008 financial tsunami lasted about a year, market went down nearly 50% from high to low. On an annual basis, the decline closed at 37%.

D) The stock market has currently declined 38% from high to low due to the new coronavirus in 2020, and it has only been one month.

With the data above, what type of images and thoughts conjure up in your mind? Like most people, one would think that the situation this time is more dire than in 1987. That year, the disaster was caused mainly by program trading, and circuit breaker mechanism was implemented as prevention. However, the crash this time led to panic in the market, and the mechanism to temporarily suspend transaction did not

Upright Growth Fund

function effectively. As such, the crash should be closer to 50% decline, especially when the pandemic has not passed its peak in the U.S. and a vaccine has yet to be developed. This is a conjecture. Investment may not be so scientific.

Why did we not exit the market before the crash in February?

The standard answer was because none of us has a crystal ball. Not only that, another more important factor was because our heavyweight holdings in the portfolio started to climb and have not yet reached reasonable prices.

In the first two months of 2020, our account performed well, and the growth fund has grown by nearly 30%. The reason being the main holding, Himax, rose nearly 100%. The pharmaceutical stock TEVA also performed very well. In fact, in the past two years, several of our major holdings had gone in the opposite trend as the broader market. And they just started to perform in 2020. These companies believe that the growth momentum will gradually begin, which is consistent with our original judgment. It’s just that their performance in the past two years has been delayed!

It’s better late than never. Due to the stocks just emerging from the valley, there is still some distance before attaining their reasonable prices. This is the main reason why we did not sell. There is also a second reason – that the pandemic would be out of control in the U.S.!

What are the future prospects for U.S. stocks?

I) In terms of the forces driving economic growth

A temporary viral epidemic has made everyone think of the end of the world. All focusing on a short-term event while neglecting that the real forces driving the economic growth have been brewing for a long time. This is the fundamental factor that the fourth industrial revolution has begun.

This fourth industrial revolution that is about to affect human life again have been mentioned in our recent reports. The machine will start to think; (ears) have been installed to carry out human commands. It also has a (brain) such as deep learning artificial intelligence, and coupled with the increasingly mature and accurate (eyes) also known as 3D deep scanning. (In the past two years, the stock that did not grow and develop in our portfolio, while on the contrary encountered short-term headwind is Himax, the company that is the leading developer in this technology.)

Simply put, the fourth industrial revolution, the technological machine that can think, is based on three technologies.

A) Big Data – to give machines tremendous amount of knowledge

B) Artificial Intelligence – to allow machines deep learning, achieving independent judgment

C) Cloud – using big data to resolve issues of space

It can be said that the fourth industrial revolution has been developed by the process of the Internet, its applications expanded, such as the Internet of Things, self-driving cars, AR, artificial intelligence, etc., which will bring about tremendous changes to life.

II) In terms of raising the efficiency of the industries

The three core technologies of the Fourth Industrial Revolution, namely the big data, artificial intelligence, and the cloud, their applications have greatly improved the efficiency of the businesses. This is quite different from the order and background of the high-tech bubble in 2000. It was time of big ideas without practical applications, let alone overall improvement of industrial efficiency. Now the situation is completely different. Efficiency is reflected in the competitiveness of the enterprises, as well as continued

Upright Growth Fund

growth in a company’s earnings. It can be said that the foundation laid in the past decade is in the brewing for an explosive fourth industrial revolution.

Conclusion

The market crash brought on this time by the new coronavirus was sudden and severe. But the stocks were oversold. It is a rare opportunity for a company’s price to be reasonable or undersold. In the words of former British Prime Minister Churchill, “Don’t miss any (good) opportunity brought by the crisis. Never let a good crisis go to waste.”

To make a profit on investment, there is only a four-word formula, “buy low and sell high.”

When will the price be lower? When the bad news comes, which is now! Later when we look back on this incident, we may once again witness, that it was but a small wave in the investment trend.

Lastly, please be reminded to watch out for your health during the Covid-19 outbreak.

Sincerely,

David Y. S. Chiueh

Portfolio Manager

Upright Growth Fund

Upright Growth Fund vs S&P 500 performance
$35,000.00
$30,000.00
$25,000.00
$20,000.00
$15,000.00
$10,000.00
$5,000.00
$-
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09/01/16
03/01/17
09/01/17
03/01/18
09/01/18
03/01/19
09/01/19
03/01/20
$29,821.56
$8,139.97
S&P500 Value
UPUPX Value

This chart reflects a ten-year comparison in the change in value of a hypothetical $10,000 investment in the Fund, including reinvested dividends and distributions, compared with a broad-based securities market index.   Returns shown assume reinvestment of all dividends.  Performance reflects expense reimbursements and fee waivers in effect and do not reflect the sales charges.  Absent expense reimbursement and fee waivers, total returns would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

S&P 500 Stock Index - An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

Average Annual Returns (unaudited)

For Periods ended March 31, 2020

	1 -Year	3 - Year	5 - Year	10 Year

Upright Growth Fund*	-7.55%	-21.00%	-10.32%	-0.56%
S&P 500 Index	6.99%	5.09%	6.71%	10.51%

* Inception January 21, 1999

Upright Growth Fund

Schedule of Investments (unaudited)
March 31, 2020

Description	Number of Shares	Market Value
Equities
Bank Industry 1.32%
Bank of America Corporation	6,000	127,380

Basic Material 1.13%
BHP Billiton Limited ADR	500	18,345
Dow Inc.	333	9,737
DuPont de Nemours, Inc.	333	11,355
Steelcase Inc.	7,000	69,090
		108,527

Chemicals Specialty 0.02%
The Mosaic Company	200	2,164

Consumer 0.37%
Bed Bath & Beyond Inc.	8,500	35,785

Drug Manufacturer-other 9.22%
AbbVie Inc.	6,000	457,140
Teva Pharmaceutical Industries Limited* ADR	47,892	430,070
		783,817

Electronic Equipment 21.97%
Apple Inc.	6,500	1,652,885
Plug Power Inc.*	130,000	460,200
		2,113,085

Engineering & Construction 0.59%
Johnson Controls International plc	2,089	56,319

Generic Drug 3.04%
Bausch Health Companies Inc.	2,500	38,750
Mylan N.V.*	17,030	253,917
		292,667

Healthcare Services 0.31%
CVS Health Corporation	500	29,665

Upright Growth Fund

Household 0.09%
Whirlpool Corporation	100	8,580

Internet Services 1.73%
Alphabet Inc.*	100	116,281
Facebook, Inc.*	300	50,040
		166,321

Insurance 1.05%
Brighthouse Financial, Inc.*	1,000	24,170
MetLife, Inc.	2,500	76,425
		100,595

Machinery 0.12%
Caterpillar Inc.	100	11,604

Medical Supplies 0.41%
Abbott Laboratories	500	39,455

Oil 0.24%
Chevron Corporation	300	21,738
Transocean Ltd.	1,500	1,740
		23,478

Pharmaceutical 3.61%
Lannett Company, Inc.*	50,000	347,500

Retail Special Lines 4.04%
Alibaba Group Holding Limited*	2,000	388,960

Semiconductor 13.59%
Silicon Motion Technology Corporation	13,500	494,910
Taiwan Semiconductor Manufacturing Company Limited ADR	17,000	812,430
		1,307,340

Service - Restaurant 0.14%
Starbucks Corporation	200	13,148

IC Design 33.03%
Himax Technologies, Inc.* ADR	1,159,400	3,176,756

Total equities 96.03%		9,236,540

Upright Growth Fund

Exchange Traded Fund 0.23%
Direxion Daily Energy Bull 2X Shares*	700	6,815
ProShares Ultra Gold*	300	15,600
		22,415

Short-term Investments 3.28%
First American Treasury Obligation Fund Class Z	104,445	104,445
Invesco Treasury Portfolio Institutional	105,527	105,527
Morgan Stanley Institutional Liquidity Fund- Treasury Portfolio Institutional	105,527	105,527
		315,498

Total Investments (Cost 18,700,925) 99.54%		9,574,453

Other Assets less Liabilities 0.45%		43,751

Net Assets 100%		9,618,204

* Non income producing securities

ADR - American Depository Receipt

See accompanying notes to financial statements

Upright Growth Fund

Statement of Assets and Liabilities (unaudited)
March 31, 2020

ASSETS
Investments, at market value (Identified cost $18,700,925)	9,574,453
Cash	31,715
Security sales receivable	39,551
Accrued interest receivable	849
Total Assets	$9,646,568

LIABILITIES
Accrued Investment advisory fees	14,264
Accrued Administrative fees	3,971
Accrued Custodian fees	3,194
Accrued Auditor and legal fees	4,850
Accrued Trustee fees	1,105
Accrued Other Expenses	628
Miscellaneous	352
Total Liabilities	$28,364

NET ASSETS	$9,618,204

NET ASSETS CONSIST OF
Paid-in capital	20,734,453
Total distributable losses	(11,116,250)

Net Assets (based on 2,405,422 shares outstanding)	$9,618,204

Net Asset Value, redemption price per share	4.00

See accompanying notes to financial statements

Upright Growth Fund

Statement of Operations (unaudited)
March 31, 2020

INVESTMENT INCOME
Dividend income (net of Foreign taxes withheld $2,646)	49,968
Interest income	4,293

Total investment income	$54,261

EXPENSES
Investment advisory fees	82,427
Administrative fees	24,425
Custodian fees	4,545
Auditors and legal fees	4,435
Trustee fees	1,270
Insurance fees	549
Miscellaneous	4,554
Total expenses	$122,205

NET INVESTMENT LOSS	$ (67,944)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized gain on investment securities	56,876
Change in net unrealized appreciation on investments	253,040

Total realized and unrealized gain on investments-net	$ 309,916

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 241,972

See accompanying notes to financial statements

Upright Growth Fund

See accompanying notes to financial statements

Statement of Changes in Net Assets

	Unaudited Six months Ended March 31	Year Ended September 30
	2020	2019
OPERATIONS
Net investment loss	$(67,944)	$(104,150)
Net realized gain on investment transactions	$56,876	$189,027
Net change in unrealized appreciation (depreciation) on investments	$253,040	$(5,298,922)
Net increase (decrease) in net assets from operations	$241,972	$(5,214,045)

Distributions to Shareholders
From realized gains from securities transactions	-	-

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	$54,396	$264,973
Payments for shares redeemed	$(54,531)	$(59,252)
Reinvestment of distributions	-	-
Net increase (decrease) in net assets from capital share transactions	$ (135)	$205,721

TOTAL INCREASE (DECREASE) IN NET ASSETS	$ 241,838	$ (5,008,324)

NET ASSETS:
Beginning of year	$9,378,900	$14,387,224
End of year	$9,618,204	$9,378,900

CHANGES IN SHARES OUTSTANDING
Shares sold	11,825	61,150
Shares reinvested	-	-
Shares redeemed	13,397	11,841
Net increase (decrease) in shares outstanding	(1,572)	49,309

See accompanying notes to financial statements

Upright Growth Fund

Financial Highlights

Selected data for a share outstanding throughout each year

	Unaudited Six Months Ended March 31	Years ended September 30
	2020	2019	2018	2017	2016
PER SHARE DATA
Net asset value, beginning of year	3.9	6.10	9.83	13.48	12.18

Investment operations:

Upright Growth Fund

Net investment loss	-0.03	-0.04	-0.05	-0.11	-0.07
Net realized and unrealized gain -loss on investments	0.13	-2.16	-3.38	1.29	2.02

Total from investment operations	0.1	-2.20	-3.43	1.40	1.95

Less distributions from net investment income	-	-	-0.30	-2.25	-0.65

Net asset value, end of period	4.0	3.90	6.10	9.83	13.48

TOTAL RETURN	2.62%	-36.07%	-37.97%	-11.50%	16.62%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period -thousands	9,618	9,379	14,387	16,563	10,025

Ratio of net expenses to average net assets	1.12%	2.15%	2.31%	2.40%	2.19%
Ratio of net investment income -loss to average net assets	-0.62%	-0.99%	-0.73%	-0.96%	-0.54%
Portfolio turnover rate	1.30%	3.97%	128.81%	329.36%	10.19%

Note: The Fund uses the average share method to calculate selected data per share, and average net assets to calculate the supplemental ratios throughout each year.

Upright Growth Fund

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2020

1. ORGANIZATION

The Upright Investments Trust (the “Trust”) was organized as a business trust under the laws of the State of Delaware under a Certificate of Formation dated March 4, 1998, and is registered as an open- end, diversified management Investment Company under the Investment Company Act of 1940.  The Certificate of Formation provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares.  The Trust presently includes Upright Growth Fund (the “Fund”).  The principal investment objective of the Fund is to provide long-term growth of capital, with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows the investment company accounting and reporting requirements of the Financial Accounting Standards Board (“FASB”) ASC Accounting Standard Codification 946.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

a)

Fair Value Measurements

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of March 31, 2020:

Level 1	$ 9,574,453
Level 2	-
Level 3	-
Total	$ 9,574,453

During the year ended March 31, 2020, there were no transfers between Level 1 and Level 2.

b)

Investment Valuation

All of the Fund’s investments consist of listed equity securities or money market funds.  The listed equity securities are traded on a national securities exchange (or reported on the NASDAQ national market) and are valued at the last quoted sales price on the day the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Equity securities which are listed on an exchange but which are not traded on the valuation date are valued at the current bid prices.

Money market funds are valued at their closing net asset value on the day the valuation is made.

c)

Federal Income Taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Distributions to Shareholders - Distributions from net investment income, if any, are declared and paid annually.  Distributions of the Fund’s net realized capital gains, if any, are declared at least annually.  Distributions are recorded on the Ex-dividend date.

During the year ended September 30, 2016, the Fund failed the diversification of assets under the Internal Revenue Code (IRC) Subchapter M for the third quarter ending June 30, 2016.  The Fund had six months to correct the diversification of assets subject to penalty assessed under IRC Subchapter M. The Fund requested a waiver of this penalty from the Internal Revenue Service (“IRS”) and to date, the IRS has not either assessed or waived the penalty.  Any penalty assessed by the IRS will be assumed by the Advisor.  Tax year 2016 remains subject to examination by the IRS.

Upright Growth Fund

On August 20, 2018 the Fund held a special proxy meeting and approved the conversion from a Diversified Fund to a Non-Diversified Fund.

d)

Other - Investment and shareholder transactions are recorded on the trade date.  Gains and losses on securities transactions are determined on the basis of identified cost.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

e)

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

f)

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of         the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited.   The Fund did not enter into any repurchase agreements during 2018 or 2019.

g)

Securities Sold Short - The Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination.  The Fund records a realized gain or loss when the short position is closed out.  The fund did not have any open short positions at March 31, 2020.

h)

Securities Purchased on Margin – The Fund may purchase securities on margin in which case the Fund does not fully pay for securities purchased and borrows amounts to settle the purchase.  The Fund did not purchase any securities on margin during fiscal year ended March 31, 2020.

3. INVESTMENT TRANSACTIONS

The aggregate amounts of security transactions during the year ended March 31, 2020 (excluding repurchase agreements and short-term securities), were as follows:

	Other than U.S. Govt. Securities	U.S. Govt. Securities
Purchases	$136,000	-
Proceeds from sales	$232,495	-

As of March 31, 2020, the gross unrealized appreciation for all securities totaled $2,862,935 and the gross unrealized depreciation for all securities totaled $ (11,953,407) for a net unrealized depreciation of $ (9,126,473) for tax purposes.  The aggregate cost of securities including money funds on March 31, 2020 was $ 18,700,925 for tax purposes.

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH AFFILIATES

The Fund has entered into an Investment Advisory Agreement with Upright Financial Corporation (“Adviser”).  Pursuant to its Investment Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated at an annual rate of 1.50% of its daily net assets. The Fund has accrued $14,264 of adviser fees at March 31, 2020.  During the year ended March 31, 2020 the fund incurred $82,427 in advisory fees.

Upright Financial Corporation is the Fund’s administrator (the “Administrator”). As compensation for services rendered to the Fund, the Administrator is entitled to receive a fee. The Fund shall pay to the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million and $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million, as determined and computed in accordance with the description of the method of determination of net asset value contained in the Fund’s Prospectus and Statement of Additional Information.

The Fund has accrued $3,971 of administrative fees at March 31, 2020. During the year ended March 31, 2020, the Fund incurred $24,425 in administrative fees.

Upright Growth Fund

The adviser has paid the trustee fee; accordingly, the trustee fee payable is due to the advisor.

Mutual Shareholder Services serves as transfer agent and US Bank serves as custodian.

David Y.S. Chiueh is an officer of Upright Financial Corporation, the Fund Adviser.  He is also an officer and trustee of the Fund.

5. DERIVATIVES

A derivative is a financial instrument which has a value that is based on—or “derived from”—the values of other assets.

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The components of distributable earnings on a tax basis were as follows:

Accumulated net realized loss on investments	$ (1,989,777)
Unrealized depreciation on investments	$ (9,126,473)
Total	$(11,116,250)

The tax character of distributions paid for the years ended September 30, 2019 and 2018 were as follows:

	Ordinary Income	Net Long Term Capital Gains	Total Distributions
9/30/19	-	-	-
9/30/18	$521,839	-	$521,839

7. SUBSEQUENT EVENTS

Management has determined that no material events or transactions occurred through the date on which these financial statements were issued that would require recognition or disclosure in these financial statements

Upright Growth Fund

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Fund Expenses

A shareholder of each Fund incurs two types of costs: (1) transaction costs, such as sales charge if applied, and (2) ongoing costs, including investment advisory fees and other fund expenses. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2019 through March 31, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expense. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Upright Growth Fund (unaudited)

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2019	March 31, 2020	October 1, 2019 to March 31, 2020

Actual	$1,000.00	$1,025.64	$11.34
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.80	$11.28

* Expenses are equal to the Fund's annualized expense ratio of 2.24%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the half year period).

Upright Growth Fund

 Security Holdings by Industry Sector

March 31, 2020
(unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors. The underlying securities represent a percentage of the portfolio investments.

Security Holdings by Industry Sector
March 31, 2020
IC Design
Electronic Equipment
Semiconductor
Drug Manufacturer-other
Retail Special Lines
Pharmaceutical
Generic Drug
Internet Services
Bank Industry
Basic Material
Inurance
Engineering & Constructio
other

The pie chart calculation is based on Total Investments of $9,618,204

Upright Growth Fund

Approval of the Advisory Contract

Approval of Investment Advisory Contract.  At a meeting held on June 21, 2019, the Board of Trustees, including the Independent Trustee, unanimously renewed the Investment Advisory Agreement between the Fund and the Adviser.  To assist the Board in their evaluation of the Investment Advisory Agreement, the Board was supplied with supporting information from the Adviser in advance of the meeting.  The following describes the material factors and conclusions that formed the basis for the Board's approval of the New Investment Management Agreement.

Fund and Adviser Performance. The Board reviewed the performance returns of the Fund as compared with various benchmarks for different time periods.  Specifically, they were presented with average annual total returns of the Fund for various time periods, as compared to the returns of a peer group of funds and the S&P 500 Index.  The Trustees noted that the Fund's performance compared favorably to the peer group, and its relevant benchmark on a consistent basis.  The Board also took into consideration that the Fund tended to outperform its peers in both up and down markets.  Finally, the Board noted the Fund's low portfolio turnover rate and its high tax efficiency ranking.  The Board concluded that the Fund's performance history makes a compelling case that the Adviser had consistently and successfully managed the Fund in accordance with its stated objectives.

Nature, Quality, and Extent of Services Provided.  When discussing the nature, quality and extent of services that the Adviser provides the Fund, it was noted that, in addition to managing the Fund's portfolio, essentially all of the business of operating the Fund is conducted by the Adviser.  The Board also analyzed the Adviser's experience and the capabilities of the portfolio manager.  The Board noted that the level of shareholder redemptions historically has been extremely low, which they concluded is a reflection of the quality of the services provided by the Adviser.  Taking into account the personnel involved in servicing the Fund, as well as an impressive shareholder redemption ratio, the Board concluded that the services provided to the Fund by the Adviser were superior.

Comparison with Other Contracts and Other Clients.  The Board discussed at length the advisory fee of 1.5% of daily net assets and approved the change of the rate.

The Board noted that while that the Adviser received an Administrative Fee of 0.45% of daily net assets, the fee was well below the level necessary to cover expenses.  Starting from 10/01/2014, the rate was changed as follows. The Fund shall pay the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million to $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million.

Cost of Services and Profits to be realized by the Adviser.  In considering the profits realized by the Adviser, the Board found that while the Adviser was realizing a reasonable profit from its advisory services to the Fund, it was incurring losses on the administrative services it provided to the Fund.  Consequently, the Board concluded that the Adviser was merely breaking even on its overall relationship with the Fund.

Economies of Scale.  The Trustees received and considered information regarding whether the Adviser had realized economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any

Upright Growth Fund

further economies of scale.  The Board noted that the Fund's total expense ratio has generally declined as net assets have increased.  The Board also noted that the Adviser's profitability has remained low.  Noting that Fund shareholders have benefited from economies of scale as the Fund's net assets have grown due to the efforts of the administrator and the Adviser, the Board concluded that the Fund's fee structure is reasonable and that economies of scale have been realized by shareholders despite the absence of asset-level breakpoints.

Other Benefits. The Board considered other benefits to the Adviser as a result of its relationship to the Fund.  Aside from the management fee, the Board considered the Adviser's receipt of an administrative fee.  After reviewing the administrative services provided by the Adviser, the Board considered this benefit to be reasonable.  The Adviser does not receive soft dollar credits, nor does it execute portfolio transactions through affiliated brokers.

The Board did not identify any single factor discussed previously as all-important or controlling in their determination to renew the Investment Advisory Agreement. The Board, including the Independent Trustee, unanimously concluded that the terms of the Investment Advisory Agreement are fair and reasonable and that the Adviser's fees are reasonable in light of the services provided to the Fund and the benefits received by the Advisor.

Mr. David Chiueh owns 100% of the stock of the Advisory, Upright Financial Corporation.

Proxy Voting Guidelines.

Because the Fund holds only extremely small positions in the voting securities of any issuer, the board reconfirmed on April 25, 2014 that there was limited value to voting any of the Fund's shares and decided not to exercise the Fund's right to vote. No votes have been cast on securities by the Fund during the reporting period. However, if the fund is to obtain larger positions in the voting securities of any issuer or if the board decides to exercise its right to vote, the process will follow the procedures as described in the fund prospectus.  A record of the Fund’s proxy votes for the most recent twelve month period ended June 30, are available without charge, upon request, by calling collect, 1-973-533-1818, or by accessing the SEC’s website at www.sec.gov.

Trustees and Officers

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  A majority of Upright‘s board members are independent, meaning that they have no affiliation with Upright or the funds they oversee.

The Fund is not part of a “fund complex”.  The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With the Trust	Principal Occupations During Past 5 Years	Other Directorships Held by Trustee

Upright Growth Fund

David Y.S. Chiueh[1] 349 Ridgedale Avenue East Hanover, NJ 07936 Year of Birth: 1957	Trustee since 1998; Chief Executive Officer and Chief Compliance Officer since 1998	President of the Investment Adviser since 1990; He held the license of Certified Financial Planner since 1991.	None

1 David Y.S Chiueh is “interested persons” of the Trust because he is officer of the Trust.  In addition, he may be deemed to be “interested persons” of the Trust because he is officer of the Fund’s adviser.

The following table provides information regarding each Trustee who is a “Non-interested person” of the Trust, as defined in the Investment Company Act of 1940.

Independent Trustees (unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Alice Chen 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1962	Trustee	Since November 2009/ Indefinite	Controller, Great China Chartering & Agency Corp. at New Jersey & Shanghai, China Senior Administrator, J&M Manufacturing Corp, New Jersey	3	Alice N Chen Bing B Chen JTWROS
Evelyn Kung 349 Ridgedale Ave East Hanover NJ 07936	Trustee	Since November 2009/ Indefinite	Active CPA practitioner/business owner since 1989	3	None
Marco Yeh 349 Ridgedale Ave, East Hanover NJ 07936 Year of Birth: 1962	Trustee	Since November 2009/ Indefinite	Eunice Industry Corp. Industry City, CA President 2007	3	None

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request by calling the Fund at 973-533-1818.

Investment Adviser & Administrator

Upright Financial Corporation

349 Ridgedale Ave.

East Hanover NJ 07936

Custodian

US Bank

Upright Growth Fund

1555 N. River Center Drive

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Boyle CPA, LLC

361 Hopedale Drive SE

Bayville, NJ 08721

(732)-822-4427

Transfer Agent

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Trustees

David Y.S. Chiueh

Alice Chen

Evelyn Kung

Marco Yeh

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Trustee

Date: May 30, 2020

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Chief Financial Officer

Date: May 30, 2020

Item 2. Code of Ethics.

(a)   As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or

Upright Growth Fund

persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)   For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)   Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)   Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)   Compliance with applicable governmental laws, rules, and regulations;

(4)   The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)   Accountability for adherence to the code.

(c)   Amendments

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Board of Directors has created a permanent audit committee, on 10/10/03, the current head is Ms. Alice Chen, who is qualified as financial expert under current SEC regulations.   She has more than 20 years of experience in the field.  Each member of the audit committee is “independent”, as that term is defined under applicable law.  The audit committee meets at least annually with the independent accountants (CPA) and executive officers of the Company.  The audit committee reviews, among other matters, the accounting principles being applied by the Company in financial reporting, the scope and adequacy of internal controls, and the responsibilities and fees of the independent accountants.  The recommendations of the audit committee are reported to the full Board.

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees

FY 2019

$11,000

FY 2018

$11,000

(b) Audit-Related Fees

FY 2019

$ 0

FY 2018

$ 0

Nature of the fees:

N/A

(c) Tax Fees

Upright Growth Fund

FY 2019

$ 0

FY 2018

$ 0

Nature of the fees:

N/A

(d)  All Other Fees

FY 2019

$ 0

FY 2018

$ 0

Nature of the fees:

N/A

(e)

(1) Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Percentages of Services Approved by the Audit Committee

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

100%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)  The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

FY 2019

$ 0

FY 2018

$ 0

(h)  The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Upright Growth Fund

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)   Based on an evaluation of the registrant’s disclosure controls and procedures as of March 31, 2020, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) EX-99.CODE ETH.  Filed herewith.

(a)(2) EX-99.CERT.  Filed herewith.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)  EX-99.906CERT.  Filed herewith.

Upright Growth Fund

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Upright Investments Trust

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date: May 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date: May 30, 2020

By : /s/ David Y.S Chiueh

David Y.S. Chiueh

Chief Financial Officer

Date: May 30, 2020

* Print the name and title of each signing officer under his or her signature.